Other Assets (Tables)	12 Months Ended
May 27, 2012
Other Assets [Abstract]
Components Of Other Assets
The components of other assets are as follows:

(in millions)	May 27, 2012	May 29, 2011
Trust-owned life insurance	$68.9	$67.5
Capitalized software costs, net	20.9	23.8
Liquor licenses	47.3	43.7
Acquired below-market leases, net	16.9	16.7
Loan costs, net	15.3	12.2
Marketable securities	33.0	18.4
Insurance-related	16.7	16.5
Miscellaneous	12.8	10.9
Total other assets	$231.8	$209.7